Balances and Transactions with Related Parties (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Aug. 22, 2021 Share Year $ / shares shares	Sep. 12, 2018 Share	Apr. 30, 2024 Share	Dec. 31, 2024 ILS (₪) Share Year	Dec. 31, 2024 USD ($) Share Year	Dec. 31, 2023 Share	Dec. 31, 2018 USD ($) Year
Disclosure of transactions between related parties [line items]
Number of options granted				12,228,474	12,228,474
Options vested | Year				7	7
Gilad Yavetz [Member]
Disclosure of transactions between related parties [line items]
Number of options granted	500,000						990,000
Options vested | Year	4						4
Options exercisable in to ordinary company shares | shares	500,000
Exercise price of options | $ / shares	$ 71.89
Gilad Yavetz [Member] | Restricted share units [member]
Disclosure of transactions between related parties [line items]
Number of options granted				87,023	87,023
Description of options Vested				The RSUs, granted under the Company’s 2010 Plan, will vest in four equal annual instalments of 25%, so long as Gilad serves as an officer of the Company, with the first instalment to vest a year from the grant date and an additional 25% to vest on each annual anniversary of the vesting date thereafter.	The RSUs, granted under the Company’s 2010 Plan, will vest in four equal annual instalments of 25%, so long as Gilad serves as an officer of the Company, with the first instalment to vest a year from the grant date and an additional 25% to vest on each annual anniversary of the vesting date thereafter.
Gilad Yavetz [Member] | Options vested one year after grant date
Disclosure of transactions between related parties [line items]
Percentage of options vested	25.00%						18.00%
Gilad Yavetz [Member] | Options vest equally on quarterly basis during second year after grant date
Disclosure of transactions between related parties [line items]
Percentage of options vested	25.00%						25.00%
Gilad Yavetz [Member] | Options vest equally on quarterly basis during third year after grant date
Disclosure of transactions between related parties [line items]
Percentage of options vested	40.00%						30.00%
Gilad Yavetz [Member] | Options vest equally on quarterly basis during fourth year after grant date
Disclosure of transactions between related parties [line items]
Percentage of options vested	10.00%						27.00%
Yair Seroussi
Disclosure of transactions between related parties [line items]
Number of options granted		360,000				142,000
Key management personnel compensation				₪ 600,000	$ 178
Yair Seroussi | Restricted share units [member]
Disclosure of transactions between related parties [line items]
Number of options granted			14,233
Description of options Vested			The RSUs, granted under the Company’s 2010 Plan, will vest in four equal annual instalments of 25%, with the first instalment to vest a year from the grant date and an additional 25% to vest on each annual anniversary of the vesting date thereafter.
Yair Seroussi | Options vested one year after grant date
Disclosure of transactions between related parties [line items]
Percentage of options vested				25.00%	25.00%
Yair Seroussi | Options vest equally on quarterly basis during second year after grant date
Disclosure of transactions between related parties [line items]
Percentage of options vested				25.00%	25.00%
Yair Seroussi | Options vest equally on quarterly basis during third year after grant date
Disclosure of transactions between related parties [line items]
Percentage of options vested				25.00%	25.00%
Yair Seroussi | Options vest equally on quarterly basis during fourth year after grant date
Disclosure of transactions between related parties [line items]
Percentage of options vested				5.00%	5.00%
Board Members | Restricted share units [member]
Disclosure of transactions between related parties [line items]
Number of options granted			5,112
Description of options Vested			The RSUs, granted under the Company’s 2010 Plan, will vest in three equal annual instalments of 33 1/3%, with the first instalment to vest a year from the grant date and an additional 33 1/3% to vest on each annual anniversary of the vesting date thereafter.